ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 7: ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2020	2019

Employees and payroll accruals	$13,970	$10,506
Government authorities	3,422	2,540
Accrued expenses	3,003	5,092
Other short-term liabilities	793	276

	$21,188	$18,414